Income taxes (Schedule of detailed information about deferred taxes) (Details) - USD ($)	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Information About Income Taxes [Line Items]
Deferred tax assets	$ 9,917,008	$ 9,441,177	$ 9,226,008
Deferred tax assets not recognized	(9,917,008)	(9,441,177)	(9,226,008)
Net deferred tax assets	0	0	0
Non-capital losses and other [Member]
Disclosure Of Information About Income Taxes [Line Items]
Deferred tax assets	8,073,286	7,698,859	7,277,434
Capital losses [Member]
Disclosure Of Information About Income Taxes [Line Items]
Deferred tax assets	175,090	175,090	350,180
Property, equipment, patents and deferred costs [Member]
Disclosure Of Information About Income Taxes [Line Items]
Deferred tax assets	$ 1,668,632	$ 1,567,228	$ 1,598,394